Income Taxes - Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate differential on income and losses incurred outside Canada		$ 65,300,000
Provision (recovery) for income taxes	$ 408,300,000	$ (159,600,000)
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Canadian statutory income tax rate	26.50%	26.50%
Provision (recovery) for income taxes at the Canadian statutory income tax rate	$ 536,100,000	$ (146,900,000)
Tax rate differential on income and losses incurred outside Canada	(445,300,000)	(65,300,000)
Non-taxable investment income	(116,200,000)	(74,700,000)
Change in unrecorded tax benefit of losses and temporary differences	210,200,000	117,500,000
Change in tax rate for deferred income taxes related to U.S. tax reform	222,400,000	0
Change in tax rate for deferred income taxes (excluding U.S. tax reform)	2,200,000	(15,100,000)
Other including permanent differences	(15,600,000)	11,300,000
Foreign exchange effect	12,800,000	(8,400,000)
Provision relating to prior years	1,700,000	22,000,000
Provision (recovery) for income taxes	$ 408,300,000	$ (159,600,000)